Details of Significant Accounts (Details) - Schedule of Legal Reserves and Dividend Distribution - TWD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Schedule Of Legal Reserves And Dividend Distribution Abstract
Amount, Legal reserve		$ 452
Dividend per share, Cash dividends
Dividend per share, Cash dividends (in New Dollars per share)
Total earnings		$ 452